--------------------------------------------------------------------------------
Semiannual Report - Financial Statements
--------------------------------------------------------------------------------

T. ROWE PRICE


            PERSONAL STRATEGY
            INCOME FUND
--------------------------------------------------------------------------------
            NOVEMBER 30, 1999
--------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          6 Months        Year                                         7/29/94
                             Ended       Ended                                         Through
                          11/30/99     5/31/99     5/31/98     5/31/97     5/31/96     5/31/95
NET ASSET VALUE
Beginning of period      $   13.35   $   13.13   $   11.98   $   11.85   $   10.94   $   10.00
Investment activities
  Net investment income       0.27*       0.51*       0.50*       0.51*       0.50*       0.41*
  Net realized and
  unrealized gain (loss)     (0.11)       0.31        1.43        1.10        0.98        0.85
  Total from investment
  activities                  0.16        0.82        1.93        1.61        1.48        1.26
Distributions
  Net investment income      (0.27)      (0.50)      (0.50)      (0.50)      (0.47)      (0.32)
  Net realized gain             --       (0.10)      (0.28)      (0.98)      (0.10)         --
  Total distributions        (0.27)      (0.60)      (0.78)      (1.48)      (0.57)      (0.32)
NET ASSET VALUE

End of period            $   13.24   $   13.35   $   13.13   $   11.98   $   11.85   $   10.94
                         ---------------------------------------------------------------------

Ratios/Supplemental Data

Total return.                1.23%*      6.43%*     16.61%*     14.70%*     13.84%*     12.90%*
Ratio of total expenses
to average net assets        0.90%*+     0.90%*      0.95%*      0.95%*      0.95%*      0.95%*+
Ratio of net investment
income to average
net assets                   4.01%*+     3.91%*      4.13%*      4.38%*      4.31%*      4.71%*+
Portfolio turnover rate      32.7%+      48.9%       30.9%       44.8%       34.1%       50.5%+
Net assets, end of
period (in thousands)    $ 202,944   $ 208,208   $  85,898   $  44,368   $  25,545   $  20,705

 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/00 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+  Annualized

The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1999

------------------------
PORTFOLIO OF INVESTMENTS                             Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 41.5%

FINANCIAL 6.4%

Bank and Trust 3.0%
Abbey National (GBP)                                     10,500   $          177
ABN Amro (EUR)                                            9,000              219
Australia & New Zealand Banking ADR                       2,500               89
Banca Commerciale Italiana (EUR)                         20,000              102
Banco de Bilbao Vizcaya ADR                              10,200              142
Banco Frances del Rio de la Plata ADR                     4,035               95
Bank of America                                          11,100              649
Bank of New York                                          6,200              247
Bank One                                                  9,000              317
Bankgesellschaft Berlin (EUR)                             2,300               36
Barclay's (GBP)                                           9,400              271
Charter One Financial                                     2,296               50
Chase Manhattan                                           4,900              379
Chittenden                                                2,500               81
Citizens Banking                                          3,900               99
DBS Group Holdings (SGD) *                                6,978               91
Deutsche Bank (EUR) *                                     3,580              235
Downey Financial                                          5,300              107
Dresdner Bank (EUR) *                                     5,300              248
First Bell Bancorp                                        1,300               21
First Mariner Bancorp                                       600                5
First Security                                            1,400               39
Firstar                                                   6,300              164
Frankfort First Bancorp                                     900               14
Glacier Bancorp                                           4,037               70
KBC Bancassurance Holding (EUR)                           2,000               94
Marshall & Ilsley                                           400               27
Mediobanca (EUR)                                         13,800              127
Mellon Financial                                         10,600              386
Oversea Chinese Banking (SGD)                             8,400               63
Societe Generale (EUR)                                    1,110              239
State Street                                                900               66
Summit Bancorp                                            1,800               59

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--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Svenska Handelsbanken (Series A) (SEK) *                  3,000   $           41
UBS (CHF)                                                   978              268
UST                                                       2,300               73
Washington Mutual                                         5,990              174
Wells Fargo                                               9,000              418
WestAmerica                                                 900               28
Westpac Banking (AUD)                                     6,000               40
                                                                  --------------
                                                                           6,050
                                                                  --------------
Insurance 1.3%
ACE Limited                                               3,800               65
American General                                          3,800              279
American International Group                              1,106              114
Brown and Brown                                           3,000              117
E.W. Blanch                                               1,700               99
Harleysville Group                                        1,800               27
Istituto Nazionale delle Assicurazioni (EUR)             47,800              133
London Pacific Group ADR                                  1,100               34
Marsh & McLennan                                          2,000              157
PartnerRe Holdings                                        3,400              100
Royal&Sun Alliance (GBP)                                 20,544              125
Schweizerische Rueckversicherungs (CHF)                      90              184
Selective Insurance                                       1,800               32
St. Paul                                                 13,600              410
Sumitomo Marine & Fire Insurance (JPY)                   32,000              226
UNUMProvident                                               200                6
W. R. Berkley                                             1,900               41
XL Capital (Class A)                                     10,743              548
                                                                  --------------
                                                                           2,697
                                                                  --------------
Financial Services 2.1%
American Express                                          3,600              545
Associates First Capital (Class A)                        4,200              140
Assurances Generales de France (EUR)                      1,500               83
AXA (EUR)                                                 1,700              229
Capital One Financial                                     4,000              186
Citigroup                                                13,573              731
Delta Financial *                                         2,200               10
Fannie Mae                                                7,300              486
Financial Federal *                                       3,000               62
Freddie Mac                                              10,300              509

4
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Goldman Sachs Group                                         300   $           23
HSBC Holdings (GBP)                                      24,126              312
ING Groep (EUR)                                           4,250              239
ITLA Capital *                                              500                7
Morgan Stanley Dean Witter                                1,500              181
Pearson (GBP)                                             9,600              230
Providian Financial                                         200               16
Unidanmark (Class A) (DKK)                                2,200              167
                                                                  --------------
                                                                           4,156
                                                                  --------------
Total Financial                                                           12,903
                                                                  --------------

UTILITIES 2.9%

Telephone 2.2%
ALLTEL                                                    1,100               95
AT&T                                                      7,275              406
AT&T Liberty Group Media *                                1,500               63
BellSouth                                                 4,800              222
British Telecommunications ADR                            1,300              266
Cable & Wireless ADR                                      1,100               29
Compania de Telecomunicaciones de Chile (Class A) ADR       500                9
GTE                                                         800               58
Nextel Communications *                                   1,000               99
Nippon Telegraph & Telephone (JPY)                           20              360
Rural Cellular (Class A) *                                1,200               96
SBC Communications                                        7,800              405
Sprint                                                   12,300              853
Telebras ADR                                              1,600              145
Telecom Corp. of New Zealand ADR                          5,400              181
Telecom Italia (EUR)                                     23,000              254
Telecom Italia Mobile (EUR)                              27,000              212
Telefonica de Espana ADR *                                3,182              198
Telefonos de Mexico (Class L) ADR                         3,300              305
Western Wireless                                          1,400               82
                                                                  --------------
                                                                           4,338
                                                                  --------------
Electric Utilities 0.7%
Cleco                                                     3,800              124
Electrabel (EUR)                                            210               67
Empresa Nacional de Electricidad Chile ADR                  532                7

5
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Endesa ADR                                                5,100   $          101
FirstEnergy                                               9,695              226
GPU                                                       2,100               67
Hong Kong Electric (HKD)                                 14,000               44
PECO Energy                                               3,900              129
Powergen (GBP)                                            7,600               66
Texas Utilities                                           6,800              244
Unicom                                                    7,400              236
Veba (EUR)                                                3,410              168
                                                                  --------------
                                                                           1,479
                                                                  --------------
Water Utilities 0.0%
United Water Resources                                      800               27
                                                                  --------------
                                                                              27
                                                                  --------------
Total Utilities                                                            5,844
                                                                  --------------

CONSUMER NONDURABLES 7.9%

Cosmetics 0.5%
Chattem *                                                 1,700               33
Gillette                                                    300               12
International Flavors & Fragrances                       17,100              630
Kao (JPY)                                                12,000              357
                                                                  --------------
                                                                           1,032
                                                                  --------------
Beverages 0.7%
Anheuser-Busch                                            6,500              486
Bass (GBP)                                               11,900              133
Coca-Cola                                                   800               54
Diageo ADR                                                4,450              164
LVMH (EUR)                                                1,075              349
PepsiCo                                                   5,200              180
                                                                  --------------
                                                                           1,366
                                                                  --------------
Food Processing 1.2%
American Italian Pasta *                                  2,100               63
Associated British Foods (GBP)                           12,000               59
Cadbury Schweppes ADR                                     7,000              172
Campbell                                                  4,600              205
Carrefour (EUR)                                           1,200              209
Danisco (DKK)                                             1,200               49

6
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Eridania Beghin-Say (EUR)                                   840   $           94
General Mills                                             8,920              336
International Multifoods                                  6,300               88
McCormick                                                 5,200              167
Nestle (CHF)                                                162              292
Quaker Oats                                                 200               13
Ralston Purina                                           11,300              335
Sara Lee                                                  6,500              158
Seneca Foods (Class A) *                                  1,600               19
Seneca Foods (Class B) *                                    700                8
Unilever                                                  2,317              126
United Natural Foods *                                    2,600               22
                                                                  --------------
                                                                           2,415
                                                                  --------------
Hospital Supplies/Hospital Management 0.4%
Baxter International                                      1,900              128
Cephalon *                                                  300                7
Medtronic                                                   200                8
Mentor                                                    6,100              142
Quorum Health Group *                                     3,300               30
Renal Care Group *                                        3,150               64
Smith & Nephew (GBP)                                     34,900              121
Steris *                                                  3,100               40
Terumo (JPY)                                              9,000              274
                                                                  --------------
                                                                             814
                                                                  --------------
Pharmaceuticals 2.7%
American Home Products                                   21,160            1,100
Amgen *                                                   2,400              109
AstraZeneca Group (GBP)                                   1,614               72
AstraZeneca Group ADR                                     4,600              205
Aurora Biosciences *                                        800                9
Biogen *                                                    500               37
Boron Lepore & Associates *                               1,100                8
Bristol-Myers Squibb                                      5,900              431
Eli Lilly                                                 2,800              201
Emisphere Technologies *                                    200                4
Gehe (EUR)                                                4,000              156
Genetech                                                  1,800              155
Glaxo Wellcome ADR                                        3,300              196

7
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Imclone Systems *                                           500   $           18
Incyte Pharmaceuticals *                                    400               12
Johnson & Johnson                                         2,800              291
Liposome *                                                  500                6
Merck                                                     4,200              330
Novartis (CHF)                                              203              317
Noven Pharmaceuticals *                                     700                9
Pfizer                                                   12,760              462
Pharmacia & Upjohn                                        2,905              159
Schering-Plough                                           5,400              276
Takeda Chemical Industries (JPY)                          8,000              473
Triangle Pharmaceuticals *                                2,100               41
Warner-Lambert                                            4,800              430
                                                                  --------------
                                                                           5,507
                                                                  --------------
Biotechnology 0.2%
Abegenix *                                                  300               15
Alkermes *                                                1,700               72
Anesta *                                                  1,700               25
COR Therapeutics *                                          700               14
Coulter Pharmaceutical *                                    800               14
Gilead Sciences *                                           500               24
Inhale Therapeutic Systems *                              2,900               90
Millennium Pharmaceuticals *                                100               10
Neurocrine Biosciences *                                  2,400               31
Northfield Laboratories *                                 2,300               27
Serologicals *                                            3,600               26
                                                                  --------------
                                                                             348
                                                                  --------------
Health Care Services 0.3%
Altana (EUR)                                              1,400              100
AmeriPath *                                               4,300               35
CIGNA                                                       200               16
IMS Health                                                2,500               59
Monarch Dental                                            1,300                3
Orthodontic Centers of America *                          2,300               28
ProMedCo                                                  1,200                3
United HealthCare                                         4,800              249
US Oncology *                                             4,500               21
Wellpoint Health Networks *                               1,400               81
                                                                  --------------
                                                                             595
                                                                  --------------
8
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Miscellaneous Consumer Products 1.9%

Benetton Group (EUR)                                     41,600   $           84
Bridgestone (JPY)                                         8,000              198
Coles Myer Limited (AUD)                                 12,000               61
Colgate-Palmolive                                        12,600              691
Cone Mills *                                              5,600               28
Culp                                                      1,700               11
Dan River *                                               6,900               37
Hasbro                                                    3,050               66
Kuraray (JPY)                                            18,000              203
Lion Nathan (NZD)                                        20,000               44
Mattel                                                   22,800              326
Mitsui (JPY)                                             31,000              237
NIKE (Class B)                                            2,000               92
Philip Morris                                            13,850              364
Philips Electronics ADR                                   2,116              253
Procter & Gamble                                          1,500              162
Reebok *                                                  1,500               13
Sola *                                                    4,400               63
Stanley Works                                             8,600              268
Stride Rite                                               4,800               31
Takkt (EUR) *                                             4,000               23
Tomkins (GBP)                                            29,000              101
Tomkins ADR                                                 968               14
Unifi *                                                  16,700              221
US Can *                                                  6,600              118
UST                                                       7,500              200
WestPoint Stevens                                         1,400               29
                                                                  --------------
                                                                           3,938
                                                                  --------------
Total Consumer Nondurables                                                16,015
                                                                  --------------

CONSUMER SERVICES 4.6%

Restaurants 0.0%
Buca *                                                    2,500               28
PJ America *                                              2,000               32
                                                                  --------------
                                                                              60
                                                                  --------------
General Merchandisers 0.7%
Bon-Ton Stores *                                          5,300               26

9
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Casey's General Stores                                    8,300    $         106
Columbia Sportswear *                                     3,200               66
Dayton Hudson                                             2,300              162
JUSCO (JPY)                                               7,000              134
Marui (JPY)                                              13,000              223
Pinault Printemps Redoute (EUR)                           1,030              215
Tesco (GBP)                                              65,421              177
Wal-Mart                                                  6,500              375
                                                                   -------------
                                                                           1,484
                                                                   -------------
Specialty Merchandisers 1.3%
Christian Dior (EUR)                                        720              129
CompuCom Systems *                                        6,900               22
CVS                                                       4,268              169
Goody's Family Clothing *                                 2,400               16
Home Depot                                                3,600              285
Kroger *                                                  8,100              173
O' Charley's *                                            3,000               40
Omron (JPY)                                               8,000              196
Rite Aid                                                 36,400              275
Safeway *                                                 6,500              240
Toys 'R' Us *                                            33,400              584
Tupperware                                               19,700              351
Urban Outfitters *                                        1,600               32
                                                                   -------------
                                                                           2,512
                                                                   -------------
Entertainment and Leisure 1.0%
Carnival (Class A)                                        1,300               57
Disney                                                   17,900              499
Hutchison Whampoa (HKD)                                  43,000              530
McDonald's                                                3,600              162
MediaOne Group *                                          3,400              270
Reader's Digest (Class A)                                16,700              484
Sharp (JPY)                                               3,000               62
                                                                   -------------
                                                                           2,064
                                                                   -------------
Media and Communications 1.6%
American Tower Systems (Class A) *                          400               11
Asatsu (JPY)                                              2,000               96
CBS *                                                     7,100              369
Charter Communications (Class A) *                        1,500               35

10
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Clear Channel Communications *                            2,500    $         201
Comcast (Class A Special)                                 1,700               77
Elsevier (EUR)                                            3,000               30
Emmis Broadcasting (Class A) *                            2,000              162
Fox Entertainment Group (Class A) *                       3,200               74
France Telecom ADR                                        2,200              255
Infinity Broadcasting (Class A) *                         4,500              164
Pegasus Communications *                                    700               46
Publishing & Broadcasting (AUD)                           9,600               63
R.R. Donnelley                                           20,700              497
Sinclair Broadcast Group (Class A) *                      3,800               44
Time Warner                                               4,300              265
Tribune                                                   2,400              115
Vodafone Airtouch ADR                                    11,550              545
Young Broadcasting (Class A) *                            1,900               76
                                                                   -------------
                                                                           3,125
                                                                   -------------
Total Consumer Services                                                    9,245
                                                                   -------------

CONSUMER CYCLICALS 3.1%

Automobiles and Related 0.3%
A.O. Smith (Class B)                                      7,350              162
Cycle & Carriage (SGD)                                    4,000               14
DaimlerChrysler (EUR)                                     2,000              137
Honda ADR                                                 2,600              215
Keystone Automotive *                                     1,500                9
Littelfuse *                                              3,700               78
SPX *                                                       400               30
Strattec Security *                                         500               17
                                                                   -------------
                                                                             662
                                                                   -------------
Building and Real Estate 1.4%
Accor (EUR)                                                 700              159
Apartment Investment & Management, REIT                   1,200               45
Arden Realty, REIT                                        2,800               54
Cheung Kong Holdings (HKD)                               29,000              327
City Developments (SGD)                                   4,000               23
DBS Land (SGD)                                           11,000               21
EastGroup Properties, REIT                                4,800               83

11
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Federal Realty Investment Trust, REIT                    21,900    $         394
First Washington Realty Trust, REIT                       2,700               48
Glenborough Realty Trust, REIT                            2,600               34
JP Realty, REIT                                           2,400               41
Parkway Properties, REIT                                  4,300              128
Reckson Associates Realty (Class B), REIT                 1,971               41
Reckson Associates Realty, REIT                          21,900              442
Simon DeBartolo Group, REIT                              19,368              452
Singapore Land (SGD)                                      8,000               19
Starwood Hotels & Resorts, REIT                          21,000              469
Westfield Trust (AUD)                                    14,400               27
Woodhead Industries                                       5,100               68
                                                                   -------------
                                                                           2,875
                                                                   -------------
Miscellaneous Consumer Durables 1.4%
CompX *                                                   2,800               51
Corning                                                  12,100            1,134
Eastman Kodak                                            12,300              761
Harman International                                      1,700               88
Masco                                                     4,100              103
OCE (EUR)                                                 1,200               21
Ricoh (JPY)                                               9,000              167
Sony (JPY)                                                2,000              371
                                                                   -------------
                                                                           2,696
                                                                   -------------
Total Consumer Cyclicals                                                   6,233
                                                                   -------------

TECHNOLOGY 3.5%

Electronic Components 1.1%
Altera *                                                  2,400              129
American Superconductor *                                   600               11
Analogic                                                  3,500              105
Benchmark Electronics *                                   2,800               62
Burr Brown *                                              2,200               97
EMC *                                                     1,400              117
Exar *                                                    1,000               49
Intel                                                     5,400              414
Linear Technology                                           400               28
Maxim Integrated Products *                               3,700              297

12
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Methode Electronics (Class A)                             5,600    $         152
Motorola                                                  1,300              149
Planar Systems *                                          2,700               18
PMC-Sierra *                                                700               72
QuickLogic *                                              1,100               19
SIPEX *                                                   1,200               17
Texas Instruments                                         2,700              259
Xilinx *                                                  2,100              188
                                                                   -------------
                                                                           2,183
                                                                   -------------
Electronic Systems 0.5%
Applied Materials *                                       2,100              205
Applied Micro Circuits *                                  1,200              100
Armor Holdings *                                          3,500               41
EMS Technologies *                                        2,600               28
Hewlett-Packard                                           1,900              180
Lifeline Systems *                                        1,600               24
Lo-Jack                                                   3,400               27
Nokia ADR *                                               1,500              207
Solectron *                                               1,700              140
                                                                   -------------
                                                                             952
                                                                   -------------
Information Processing 0.3%
Dell Computer *                                           5,600              241
F. Y. I. *                                                2,700               87
Hitachi ADR                                               1,600              221
IBM                                                         400               41
Source Information Management *                           3,200               49
                                                                   -------------
                                                                             639
                                                                   -------------
Office Automation 0.3%
Ceridian *                                                1,000               21
Technitrol                                                3,400              146
Xerox                                                    15,100              409
                                                                   -------------
                                                                             576
                                                                   -------------
Specialized Computer 0.1%
Sun Microsystems *                                        1,600              212
Virata *                                                    500               16
                                                                   -------------
                                                                             228
                                                                   -------------
Aerospace and Defense 0.1%
Allied-Signal                                             3,600              215

13
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                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

DONCASTERS ADR *                                            600    $           5
Woodward Governor                                         1,700               46
                                                                   -------------
                                                                             266
                                                                   -------------
Telecommunications 1.1%
ADC Telecommunications *                                    895               48
Aether Systems *                                            100                8
Airgate PCS *                                               600               24
Avant *                                                   2,700               42
Cacheflow *                                                 100               15
Cisco Systems *                                           4,850              432
Deutsche Telekom ADR                                      4,800              273
Ditech Communications *                                     500               52
LM Ericsson (Class B) ADR                                 6,800              328
Lucent Technologies                                       4,025              294
MCI WorldCom *                                            5,521              456
Premisys Communications                                   1,100               11
Singapore Telecommunications (SGD)                       37,000               70
Tellabs *                                                   600               39
Uniphase                                                    200               46
Voicestream Wireless *                                    1,000               92
West TeleServices *                                       2,200               38
                                                                   -------------
                                                                           2,268
                                                                   -------------
Total Technology                                                           7,112
                                                                   -------------
EDUCATION 0.0%

ITT Educational Service *                                 1,500               26
                                                                   -------------
Total Education                                                               26
                                                                   -------------
CAPITAL EQUIPMENT 1.4%

Electrical Equipment 1.0%
ABB (CHF)                                                 1,653              163
Canon (JPY)                                               8,000              236
GE                                                        7,500              975
LSI                                                       3,500               85
Matsushita Electric Works (JPY)                           8,000               77
Mitsubishi Electric (JPY)                                13,000               77
Tyco International                                       13,494              541
                                                                   -------------
                                                                           2,154
                                                                   -------------

14
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Machinery 0.4%
Danaher                                                   3,500    $         172
GKN (GBP)                                                13,700              215
Kennametal                                                2,600               87
NN Ball & Roller                                          3,200               21
S I G Schweis (CHF)                                         430              236
Toolex Alpha *                                            1,000               15
                                                                   -------------
                                                                             746
                                                                   -------------
Total Capital Equipment                                                    2,900
                                                                   -------------
BUSINESS SERVICES AND TRANSPORTATION 3.7%

Computer Service and Software 1.8%
America Online *                                          5,500              400
Analysts International                                    2,300               27
Automatic Data Processing                                 4,200              207
BISYS Group *                                               800               46
BMC Software *                                            3,200              233
Cambridge Technology Partners *                           1,400               20
Citrix Systems *                                          1,100              104
Computer Associates                                       3,000              195
Concord Communications *                                    900               48
Digital Impact *                                            600               32
Electronic Arts *                                           500               53
First Data                                                4,018              174
Great Plains Software *                                   1,100               59
Jack Henry & Associates                                   1,400               56
Loislaw *                                                   700               21
Mastech *                                                 2,500               47
Microsoft *                                               8,200              747
MMC Networks *                                              600               12
NetIQ *                                                   1,500               63
Netsolve *                                                  300                8
Oracle *                                                  3,600              244
Parametric Technology *                                   5,000              113
Peerless Systems *                                        2,800               24
Phoenix Technologies *                                    1,400               20
Progress Software *                                       4,000              160
PSINet *                                                    700               35

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Quest Software *                                            200    $          15
Retek *                                                     400               27
SalesLoggix *                                             1,300               38
Sciquest *                                                  100                3
SPSS *                                                    1,800               41
SunGard Data Systems *                                      600               13
Synopsys *                                                  200               15
Syntel *                                                    100                1
Vantive *                                                 1,300               20
VERITAS Software *                                        1,350              124
Viasoft *                                                 6,200               38
Visio *                                                   1,200               43
Vitria Technology *                                         100               10
WebTrends *                                                 800               46
Wind River Systems *                                      1,100               38
Yahoo! *                                                    300               64
Zebra Technologies (Class A) *                              700               42
                                                                   -------------
                                                                           3,726
                                                                   -------------
Distribution Services 0.2%
Aviation Sales *                                          1,600               23
MSC *                                                     3,300               30
Performance Food Group *                                  1,400               35
Primesource                                               2,500               15
SCP Pool *                                                3,800               90
SunSource                                                 1,800                9
U.S. Foodservice *                                        8,574              156
United Stationers *                                       1,600               37
Watsco (Class A)                                          4,350               47
Wilmar Industries *                                       1,900               26
                                                                   -------------
                                                                             468
                                                                   -------------
Environmental 0.0%
CUNO *                                                    2,500               51
IT Group *                                                1,500               16
Waterlink *                                               5,500               17
                                                                   -------------
                                                                              84
                                                                   -------------
Transportation Services 0.3%
C.H. Robinson Worldwide                                   2,400               84
Comfort Systems USA *                                     6,100               50

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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Eagle USA Air Freight *                                   3,650    $         123
Expeditors International of Washington                    2,200               89
Frozen Food Express                                       1,400                6
Heartland Express *                                       1,000               15
Hub Group (Class A) *                                       500                9
International Shipholding                                 1,500               20
Mitsubishi Heavy Industries (JPY)                        50,000              163
                                                                   -------------
                                                                             559
                                                                   -------------
Miscellaneous Business Services 1.1%
Agilent Technologies *                                      400               17
British Airport Authorities (GBP)                        18,200              129
Consolidated Graphics *                                   3,900               87
CORT Business Services *                                  2,800               55
Electro Rent *                                            4,300               51
H&R Block                                                 6,700              288
Insituform Technologies (Class A) *                       4,200              105
Iron Mountain *                                           2,000               59
Ivex Packaging *                                          6,100               64
Maximus *                                                 2,500               70
McGrath Rent                                              2,600               47
Metamor Worldwide *                                       1,300               34
MPW Industrial Services Group *                           3,300               29
New England Business Service                              5,800              131
Omnicom                                                   2,600              229
Romac International *                                     3,900               44
Shorewood Packaging *                                    10,000              164
Strayer Education                                         2,700               56
Tetra Tech *                                              5,062               58
United Parcel Service                                       800               53
Waste Management                                         30,806              500
                                                                   -------------
                                                                           2,270
                                                                   -------------
Airlines 0.1%
KLM (EUR)                                                   750               19
Midwest Express Holdings *                                2,500               72
Singapore Airlines (SGD)                                  9,000               91
                                                                   -------------
                                                                             182
                                                                   -------------
Railroads 0.2%
Kansas City Southern Industries                           1,100               65

17
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Norfolk Southern                                         11,400    $         244
                                                                   -------------
                                                                             309
                                                                   -------------
Total Business Services and Transportation                                 7,598
                                                                   -------------

ENERGY 3.9%

Energy Services 0.7%
Baker Hughes                                             19,800              500
BG (GBP)                                                 15,100               79
Cooper Cameron *                                            500               22
Halliburton                                               2,000               77
Smith International *                                       600               24
Tokyo Electric Power (JPY)                                9,000              254
TOTAL ADR *                                               4,474              296
United Utilities (GBP)                                   15,700              148
Weatherford International                                 1,000               35
                                                                   -------------
                                                                           1,435
                                                                   -------------
Exploration and Production 0.4%
Key Energy *                                              6,300               32
National Oilwell *                                        1,700               24
Santos (EUR)                                             11,000               29
Unocal                                                   17,900              594
                                                                   -------------
                                                                             679
                                                                   -------------
Integrated Petroleum - Domestic 0.7%
Amerada Hess                                                900               52
Atlantic Richfield                                        4,800              463
Conoco (Class B)                                          6,469              170
Occidental Petroleum                                     11,500              252
USX-Marathon                                             19,300              510
                                                                   -------------
                                                                           1,447
                                                                   -------------
Integrated Petroleum - International 2.1%
BP Amoco ADR                                             25,222            1,537
Chevron                                                   2,200              195
ENI SPA ADR                                               2,900              157
Exxon                                                     2,960              235
Mobil                                                     7,600              793
Repsol ADR                                                8,100              176
Royal Dutch Petroleum ADR                                 8,900              516

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Shell Transport & Trading ADR                             6,100    $         278
Texaco                                                    4,300              262
Total Fina (Class B) (EUR) *                              1,311              174
                                                                   -------------
                                                                           4,323
                                                                   -------------
Total Energy                                                               7,884
                                                                   -------------

PROCESS INDUSTRIES 2.7%

Diversified Chemicals 0.5%
Arch Chemicals                                            5,500               86
Dow Chemical                                              3,600              422
DuPont                                                    3,502              208
Hercules                                                 15,900              377
                                                                   -------------
                                                                           1,093
                                                                   -------------
Specialty Chemicals 1.1%
3M                                                        6,400              611
A. Schulman                                               1,400               22
Air Liquide (EUR)                                           371               54
Akzo Nobel (EUR)                                          3,100              133
BASF (EUR)                                                2,830              131
Bayer (EUR)                                               2,030               86
Great Lakes Chemical                                      8,140              270
Hauser *                                                  1,550                4
Imperial Chemical Industries ADR                          2,100               86
Pall                                                     17,900              419
Sumitomo Chemicals (JPY)                                 52,000              293
Technip (EUR)                                               845               81
                                                                   -------------
                                                                           2,190
                                                                   -------------
Paper and Paper Products 0.7%
Dai Nippon Printing (JPY)                                14,000              244
Fort James                                               18,000              517
Kimberly-Clark                                            9,700              620
Smurfit-Stone Container *                                 1,600               31
                                                                   -------------
                                                                           1,412
                                                                   -------------
Forest Products 0.2%
International Paper                                       1,300               68
Weyerhaeuser                                              4,500              276
                                                                   -------------
                                                                             344
                                                                   -------------

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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Building and Construction 0.2%

Blue Circle Industries (GBP)                             13,595    $          78
CBR (EUR) *                                                 400               41
Heidelberg Zement (EUR)                                   1,500              109
Holderbank Financiere Glarus (CHF)                           91              114
Layne Christensen *                                       4,000               27
Simpson Manufacturing *                                     700               29
Trex *                                                    2,800               72
U.S. Aggregates *                                         2,500               30
                                                                   -------------
                                                                             500
                                                                   -------------
Total Process Industries                                                   5,539
                                                                   -------------

BASIC MATERIALS 0.8%

Metals 0.7%
Gibraltar Steel                                           1,000               24
Inco *                                                   18,200              334
Material Sciences *                                       5,100               56
Matthews International (Class A)                          5,500              125
Phelps Dodge                                              6,700              348
Reynolds Metals                                           9,700              607
                                                                   -------------
                                                                           1,494
                                                                   -------------
Mining 0.1%
Battle Mountain Gold                                     14,200               35
Lihir Gold *                                             16,140               13
Rio Tinto (EUR)                                           3,200               56
                                                                   -------------
                                                                             104
                                                                   -------------
Miscellaneous Materials 0.0%
Malayan Cement (MYR) *                                   15,750                5
Synthetic Industries *                                    2,000               65
                                                                   -------------
                                                                              70
                                                                   -------------
Total Basic Materials                                                      1,668
                                                                   -------------
MISCELLANEOUS 0.1%
Conglomerates 0.1%
Berkshire Hathaway (Class B) *                               19               36
Orkla (Class A) (NOK)                                     3,200               49
                                                                   -------------
                                                                              85
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
Other Miscellaneous 0.0%

CSM (EUR) *                                               1,600    $          32
Other Miscellaneous Common Stocks                                             13
                                                                   -------------
                                                                              45
                                                                   -------------
Total Miscellaneous                                                          130
                                                                   -------------
FOREIGN 0.5%

Europe 0.3%
AXA Colonia Konzern (EUR)                                 2,100              198
Man (EUR)                                                 3,400              105
Rhone Poulenc (EUR)                                       1,900              118
Schneider Electric (EUR)                                  1,500              101
Singapore Press (SGD) *                                   4,000               75
Svenska Cellulosa (SEK)                                     500               14
                                                                   -------------
                                                                             611
                                                                   -------------
Far East 0.1%
Nippon Express (JPY)                                     36,000              209
                                                                   -------------
                                                                             209
                                                                   -------------
Other Foreign 0.1%
Bobst (CHF)                                                  43               50
Pacific Dunlop (EUR)                                     22,400               30
Siemens (EUR)                                             1,300              130
Valmet Rauma (EUR)                                        2,000               22
                                                                   -------------
                                                                             232
                                                                   -------------
Total Foreign                                                              1,052
                                                                   -------------
Total Common Stocks (Cost $73,311)                                        84,149
                                                                   -------------
CORPORATE BONDS 22.1%

Adelphia Communications
  7.875%, 5/1/09                                  $      75,000               68
  9.875%, 3/1/05                                        425,000              435
Allied Holdings, Gtd. Sr. Sub. Notes,
  8.625%, 10/1/07                                       250,000              219
American Builders & Contractors Supply,
  Sr. Sub. Notes 10.625%, 5/15/07                       500,000              443
American Express, 7.60%, 8/15/02                        300,000              305
American Radio Systems, Sr. Sub. Notes,
  9.00%, 2/1/06                                         100,000              105

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--------------------------------------------------------------------------------

                                                              Shares/Par            Value
-----------------------------------------------------------------------------------------
                                                                             In thousands
American Standard, 9.25%, 12/1/16                          $      55,000    $          54
Amerigas Partners, Sr. Notes, 10.125%, 4/15/07                   100,000              102
Anchor Advanced, Sr. Notes, 11.75%, 4/1/04                       500,000              450
APCOA, Sr. Sub. Notes, 9.25%, 3/15/08                            200,000              163
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08              200,000              188
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07                     50,000               51
Avis Rent A Car, Sr. Sub. Notes, 11.00%, 5/1/09                  250,000              262
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                        500,000              453
Ballys Total Fitness, Sr. Sub. Notes, 9.875%, 10/15/07           350,000              333
BBV International Finance, 7.00%, 12/1/25                      1,000,000              886
Building Materials, Sr. Notes, 7.75%, 7/15/05                    125,000              114
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                            200,000              198
CE Electric UK Funding, 6.853%, 12/30/04                       1,850,000            1,796
Chancellor Media
  Sr. Notes, 8.00%, 11/1/08                                      250,000              251
  Sr. Sub. Notes, 8.125%, 12/15/07                               250,000              249
Charter Communication, Sr. Notes, 8.25%, 4/1/07                  500,000              472
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                         200,000              214
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                      500,000              430
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07                   175,000              194
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                       150,000              155
Comcast Cable Communications, 8.50%, 5/1/27                    1,850,000            1,984
Communications & Power, Sr. Sub. Notes, 12.00%, 8/1/05           200,000              161
Consolidated Container, Sr. Sub. Notes, (144a)
  10.125%, 7/15/09                                               300,000              305
Container Corp of America
  Sr. Notes, 9.75%, 4/1/03                                       100,000              103
  Gtd., 10.75%, 5/1/02                                           100,000              105
Courtyard by Marriott II, Sr. Secured Notes,
  10.75%, 2/1/08                                                 500,000              479
CSC Holdings, Sr. Deb., 7.625%, 7/15/18                          375,000              346
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                     100,000               99
Delta Air Lines, ETC, 10.00%, 5/17/10                            146,000              163
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                   829,000              797
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                         150,000               60
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                           100,000               89
Energy Corporation of America, Sr. Sub. Notes
  9.50%, 5/15/07                                                 500,000              290

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                             Shares/Par            Value
----------------------------------------------------------------------------------------
                                                                            In thousands
Fairfax Financial, 8.25%, 10/1/15                        $    1,850,000  $         1,628
Federal-Mogul, Sr. Notes, 7.75%, 7/1/06                         500,000              465
First Federal Financial, 11.75%, 10/1/04                        100,000              104
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09                  1,000,000              901
Frontiervision, Sr. Notes, 11.00%, 10/15/06                     500,000              531
Group Maintenance America, Sr. Sub. Notes
  9.75%, 1/15/09                                                250,000              248
Harrahs Operating, 7.875%, 12/15/05                             500,000              487
Hawk, Sr. Notes, 10.25%, 12/1/03                                400,000              376
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                    150,000              160
Hollinger International Publishing, Gtd. Notes
  9.25%, 3/15/07                                                500,000              490
Holmes Products, Gtd. Notes, 9.875%, 11/15/07                   175,000              140
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05                 500,000              521
Intermedia Communications, Sr. Notes
  8.60%, 6/1/08                                                 300,000              274
  9.50%, 3/1/09                                                 200,000              191
International Home Foods, Gtd. Sr. Sub. Notes
  10.375%, 11/1/06                                              500,000              519
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05              500,000              514
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06               100,000               94
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09                   150,000              143
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                         150,000              152
Jitney-Jungle Stores, Sr. Sub. Notes, 12.00%, 3/1/06            350,000               84
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                           250,000              235
MCI WorldCom, 7.75%, 4/1/07                                   1,850,000            1,911
Mediacom LLC, Sr. Notes, 7.875%, 2/15/11                        500,000              443
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08           250,000              253
Metronet Communications, Sr. Disc. Notes, STEP, 0%, 6/15/08     650,000              510
Midland Bank, Sub. Notes, 7.65%, 5/1/25                       1,000,000            1,011
Mohegan Tribal Gaming Authority, Sr. Notes, 8.125%, 1/1/06      425,000              414
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06           500,000              501
Nextel Communications, Sr. Disc. Notes, STEP, 0%, 10/31/07      900,000              652
Nextlink Communications, Sr. Disc. Notes, STEP, 0%, 6/1/09      750,000              450
Niagara Mohawk, Sr. Notes, 7.75%, 10/1/08                       350,000              355
Northland Cable Television, Sr. Sub. Notes, 10.25%, 11/15/07    150,000              150
NTL, Sr. Notes, Zero Coupon, 4/1/08                             750,000              517

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--------------------------------------------------------------------------------

                                                              Shares/Par            Value
-----------------------------------------------------------------------------------------
                                                                             In thousands
Orange, Sr. Notes, 9.00%, 6/1/09                           $     500,000  $           530
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                    50,000               51
Packaging Corporation of America, 9.625%, 4/1/09                 500,000              516
Paine Webber, Sr. Notes, 6.55%, 4/15/08                        1,850,000            1,718
Paragon Corporate Holdings, Sr. Notes, 9.625%, 4/1/08             50,000               18
Park Place Entertainment, Sr. Sub. Notes, 7.875%, 12/15/05       500,000              477
Premier Parks, Sr. Disc. Notes, STEP, 0%, 4/1/08                 500,000              338
Price Communications Wireless, 9.125%, 12/15/06                  500,000              511
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07              100,000              100
Principal Mutual, (144a), 8.00%, 3/1/44                        1,850,000            1,723
Protection One, Sr. Sub. Notes, (144a), 8.625%, 1/15/09          250,000              105
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06         150,000              157
Qwest Communications
  Sr. Disc. Notes, STEP 0 %, 10/15/07                            600,000              477
  Sr. Notes, 7.50%, 11/1/08                                       50,000               50
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                        1,850,000            1,538
Raytheon, 5.70%, 11/1/03                                         500,000              468
Red Roof Inns, Sr. Notes, 9.625%, 12/15/03                       200,000              206
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
  10.00%, 3/15/05                                                 90,000               96
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06                  50,000                3
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06               500,000              484
Smithfield Foods, Sr. Sub. Notes, 7.625%, 2/15/08                350,000              316
Southern Foods, Sr. Sub. Notes, 9.875%, 9/1/07                   150,000              152
Sovereign Speciality, Sr. Sub. Notes, 9.50%, 8/1/07              150,000              151
Sprint, 6.125%, 11/15/08                                         900,000              829
Stena, Sr. Notes, 10.50%, 12/15/05                               400,000              372
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                      250,000              241
TravelCenters of America, Sr. Sub. Notes, 10.25%, 4/1/07         500,000              490
Union Planters Trust Capital, Gtd. Bonds, 8.20%, 12/15/26      1,850,000            1,700
United International Holdings, Sr. Disc. Notes, STEP
  10.75%, 2/15/08                                                300,000              188
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                        100,000              102
Venture Holdings Trust, Sr. Notes, (144a), 11.00%, 6/1/07        200,000              194
Voicestream Wire, Sr. Notes, (144a), 10.375%, 11/15/09           500,000              521
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05               500,000              495
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/08                    500,000              467
                                                                          ---------------
Total Corporate Bonds (Cost $49,239)                                               44,779
                                                                          ---------------

24
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--------------------------------------------------------------------------------


                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.7%

Government National Mortgage Assn.
I
    6.00%, 12/15/23 - 5/15/26                   $     1,379,183  $         1,284
    6.50%, 7/15/23 - 5/15/29                         16,299,430           15,511
    7.00%, 2/15/27 - 1/15/29                          6,667,999            6,515
    7.50%, 9/15/22 - 12/15/25                           659,304              660
    8.00%, 1/15/22 - 11/15/24                           309,431              315
    8.50%, 9/15/24                                      133,428              138
    10.50%, 2/15 - 8/15/13                                7,047                8

II
    7.00%, 7/20/27                                    1,342,487            1,313
    8.00%, 10/20/25                                      77,424               79
                                                                 ---------------
Total U.S. Government Mortgage-Backed Securities (Cost $26,808)           25,823
                                                                 ---------------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 13.0%

Federal Home Loan Mortgage
    5.75%, 4/15/08                                    3,000,000            2,801
Federal National Mortgage Assn.
    7.00%, 4/18/22                                    1,250,000            1,249
Tennessee Valley Authority
    5.88%, 4/1/36                                     2,475,000            2,352
    6.235%, 7/15/45                                     500,000              500
U.S. Treasury Bonds
    6.75%, 8/15/26                                    8,945,000            9,199
U.S. Treasury Notes
    5.50%, 7/31/01                                   10,450,000           10,373
                                                                 ---------------
Total U.S. Government Obligations/Agencies (Cost $27,421)                 26,474
                                                                 ---------------

SHORT-TERM INVESTMENTS 9.5%

Money Market Funds 9.5%
Reserve Investment Fund, 5.65%#                      19,375,227           19,375
                                                                 ---------------
Total Short-Term Investments (Cost $19,375)                               19,375
                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                                           Value
--------------------------------------------------------------------------------
                                                                    In thousands
Total Investments in Securities
98.8% of Net Assets (Cost $196,154)                               $      200,600

Other Assets Less Liabilities                                              2,344
                                                                  --------------

NET ASSETS                                                        $      202,944
                                                                  --------------



   #  Seven-day yield
   *  Non-income producing
 ADR  American Depository Receipt
 ETC  Equipment Trust Certificate
REIT  Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to 1.4% of net assets.
 AUD  Australian dollar
 CHF  Swiss franc
 DKK  Danish krone
 EUR  Euro
 GBP  British sterling
 HKD  Hong Kong dollar
 JPY  Japanese yen
 MYR  Malaysian ringgit
 NOK  Norwegian krone
 NZD  New Zealand dollar
 SEK  Swedish krona
 SGD  Singapore dollar


The accompanying notes are an integral part of these financial statements.

26
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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1999


-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (cost $196,154)                  $   200,600
Securities lending collateral                                             27,387
Other assets                                                               2,651
                                                                     -----------
Total assets                                                             230,638
                                                                     -----------
Liabilities
Obligation to return securities lending collateral                        27,387
Other liabilities                                                            307
                                                                     -----------
Total liabilities                                                         27,694
                                                                     -----------

NET ASSETS                                                           $   202,944
                                                                     -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions             $     1,445
Accumulated net realized gain/loss - net of distributions                  5,398
Net unrealized gain (loss)                                                 4,446
Paid-in-capital applicable to 15,322,525 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       191,655
                                                                     -----------

NET ASSETS                                                           $   202,944
                                                                     -----------

NET ASSET VALUE PER SHARE                                            $     13.24
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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Unaudited


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/99
Investment Income
Income
  Interest                                                          $     4,321
  Dividend                                                                  740
                                                                    -----------
Total income                                                              5,061
                                                                    -----------
Expenses
  Investment management                                                     532
  Shareholder servicing                                                     285
  Custody and accounting                                                     74
  Prospectus and shareholder reports                                         23
  Legal and audit                                                             8
  Directors                                                                   3
  Registration                                                                1
  Miscellaneous                                                               2
                                                                    -----------
  Total expenses                                                            928
  Expenses paid indirectly                                                   (1)
                                                                    -----------
  Net expenses                                                              927
                                                                    -----------
Net investment income                                                     4,134
                                                                    -----------

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                827
  Foreign currency transactions                                              (6)
                                                                    -----------
  Net realized gain (loss)                                                  821
Change in net unrealized gain or loss on securities                      (2,381)
                                                                    -----------
Net realized and unrealized gain (loss)                                  (1,560)
                                                                    -----------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $     2,574
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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Unaudited


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          6 Months         Year
                                                             Ended        Ended
                                                          11/30/99      5/31/99
Increase (Decrease) in Net Assets
Operations
  Net investment income                                $     4,134   $    7,527
  Net realized gain (loss)                                     821        4,794
  Change in net unrealized gain or loss                     (2,381)      (1,503)
                                                       -------------------------
  Increase (decrease) in net assets from operations          2,574       10,818
                                                       -------------------------
Distributions to shareholders
  Net investment income                                     (4,199)      (6,611)
  Net realized gain                                             --       (1,572)
                                                       -------------------------
  Decrease in net assets from distributions                 (4,199)      (8,183)
                                                       -------------------------
Capital share transactions *
  Shares sold                                               26,685      175,277
  Distributions reinvested                                   4,133        8,046
  Shares redeemed                                          (34,457)     (63,648)
                                                       -------------------------
  Increase (decrease) in net assets from capital
  share transactions                                        (3,639)     119,675
                                                       -------------------------


Net Assets
Increase (decrease) during period                           (5,264)     122,310
Beginning of period                                        208,208       85,898
                                                       -------------------------

End of period                                          $   202,944   $  208,208
                                                       -------------------------

* Share information
  Shares sold                                                2,014       13,292
  Distributions reinvested                                     315          616
  Shares redeemed                                           (2,603)      (4,852)
                                                       -------------------------
  Increase (decrease) in shares outstanding                   (274)       9,056



The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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Unaudited                                                      November 30, 1999

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian, which are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 1999, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At November 30, 1999, the value of loaned securities was $26,437,000; aggregate collateral consisted of $27,387,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $19,320,000 and $27,785,000, respectively, for the six months ended November 30, 1999. Purchases and sales of U.S. government securities aggregated $10,863,000 and $6,998,000, respectively, for the six months ended November 30, 1999.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At November 30, 1999, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $196,154,000. Net unrealized gain aggregated $4,446,000 at period-end, of which $17,841,000 related to appreciated investments and $13,395,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $78,000 was payable at November 30, 1999. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price- Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 1999, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

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Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $1,000 of management fees were not accrued by the fund for the six months ended November 30, 1999 and $10,000 remains unaccrued from a previous period. Pursuant to a previous agreement, $38,000 of unaccrued fees were repaid during the six months ended November 30, 1999, and $200,000 remains subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $288,000 for the six months ended November 30, 1999, of which $57,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1999, totaled $532,000 and are reflected as interest income in the accompanying Statement of Operations.

During the six months ended November 30, 1999, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $1,000 with certain affiliates of the manager and paid $10 commissions related thereto.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICE

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


 * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

** Based on a September 1999 survey for representative-assisted stock trades.
   Services vary by firm, and commissions may vary depending on size of order.

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T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
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STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term Tax-Free Bond
Virginia Tax-Free Bond

International/Global

Emerging Markets Bond
Global Bond
International Bond


MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE]


T. Rowe Price Investment Services, Inc., Distributor.           C11-058 11/30/99